RELATED PARTY TRANSACTIONS (Q1) (Details) - USD ($)			3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 22, 2024	Mar. 27, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jun. 13, 2024
RELATED PARTY TRANSACTIONS [Abstract]
Price Paid by Directors	$ 900
Stock-based compensation expense	0
Share price (in Dollars per share)							$ 10
Sale of Shares to Sponsor in Private Placement Value					$ 2,862,500
Period to complete business combination from closing of initial public offering					24 months
Percentage of Public Shares that would be Redeemed or Purchased if Business Combination is not Completed within Initial Combination Period			100.00%			100.00%
General and administrative expenses paid to Sponsor			$ 858,834	$ 255,958	$ 494,005	$ 2,980,553
Mark C. McKenna [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Price Paid by Directors	300
Kenneth Song [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Price Paid by Directors	300
Harlan W. Waksal [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Price Paid by Directors	300
Sponsor [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Stock-based compensation expense	$ 0
Sponsor [Member] | Director [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Number of shares issued (in Shares)	30,000
Ordinary shares, par value (in Dollars per share)	$ 0.01
Sponsor [Member] | Promissory Note to Cover Expenses Related to Initial Public Offering [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Borrowings outstanding						0
Sponsor [Member] | Administrative Support Agreement [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Monthly fee paid to Sponsor			15,000			15,000
General and administrative expenses paid to Sponsor			$ 45,000	$ 45,000	180,000	$ 99,500
Sponsor Affiliate of Sponsor or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Conversion price (in Dollars per share)			$ 10			$ 10
Borrowings outstanding			$ 0		$ 0	$ 0
Maximum [Member] | Sponsor [Member] | Promissory Note to Cover Expenses Related to Initial Public Offering [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Related party transaction		$ 300,000
Maximum [Member] | Sponsor Affiliate of Sponsor or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Conversion value			$ 3,000,000			$ 3,000,000
Class B Ordinary Shares [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Ordinary shares, par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Number of shares no longer subject to forfeiture (in Shares)							281,250
Class B Ordinary Shares [Member] | Sponsor [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Proceeds from issuance of ordinary shares		$ 25,000
Number of shares issued (in Shares)		2,156,250
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ownership interest, if over-allotment option is not exercised		20.00%
Number of shares no longer subject to forfeiture (in Shares)			281,250			281,250
Class B Ordinary Shares [Member] | Maximum [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Number of shares subject to forfeiture (in Shares)					281,250
Class B Ordinary Shares [Member] | Maximum [Member] | Sponsor [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Number of shares subject to forfeiture (in Shares)		281,250
Class A Ordinary Shares [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Ordinary shares, par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Sponsor [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Period to not transfer, assign or sell founder shares			1 year
Number of trading days			20 days			20 days
Trading days period			30 days			30 days
Class A Ordinary Shares [Member] | Minimum [Member] | Sponsor [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Period to not transfer, assign or sell founder shares						1 year
Share price (in Dollars per share)			$ 12			$ 12
Threshold period after initial business combination			150 days			150 days
Private Placement [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Period shares may not be transferable or salable after the completion of initial business combination			30 days			30 days
Share price (in Dollars per share)							$ 10
Period to complete business combination from closing of initial public offering			24 months
Percentage of Public Shares that would be Redeemed or Purchased if Business Combination is not Completed within Initial Combination Period			100.00%		100.00%
Private Placement [Member] | Sponsor [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Sale of Shares to Sponsor in Private Placement Shares (in Shares)			286,250			286,250
Share price (in Dollars per share)			$ 10			$ 10
Sale of Shares to Sponsor in Private Placement Value			$ 2,862,500